Average Annual Total Returns - Institutional Class			12 Months Ended	42 Months Ended
		Jun. 01, 2025	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent			10.69%	3.02%
Performance Inception Date		Jun. 30, 2021
Russell 3000 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	9.52%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.57%	2.91%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.41%	2.31%
Russell 2000 Value Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.05%	2.02%

[1]	The primary benchmark was changed from the Russell 2000® Value Total Return Index to the Russell 3000® Total Return Index because the latter is a broader-based market index. The Russell 2000® Value Total Return Index is now used as a secondary benchmark, because the Adviser believes it represents the portion of the market in which the Fund invests.